PROVISION FOR JUDICIAL LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2020
PROVISION FOR JUDICIAL LIABILITIES
Schedule of provisions for probable losses according to lawsuit natures

	June 30,
	2020
	Judicial
	deposits	Provision	Provision, net
Taxes	(130,502)	3,137,046	3,006,544
Labor	(54,975)	234,300	179,325
Civil and environment	(3,337)	258,919	255,582
	(188,814)	3,630,265	3,441,451

	December 31,
	2019
	Judicial
	deposits	Provision	Provision, net
Taxes	(124,133)	3,176,503	3,052,370
Labor	(50,464)	227,139	176,675
Civil and environment	273	283,159	283,432
	(174,324)	3,686,801	3,512,477

Schedule of changes in provisions for probable losses

	June 30,
	2020
			Civil and	Contingent
	Tax	Labor	environment	liabilities (1)	Total
Beginning balance	492,413	227,139	64,897	2,902,352	3,686,801
Payments	(22,706)	(16,161)	(13,826)		(52,693)
Write-off	(25,331)	(20,347)	(18,807)	(4,150)	(68,635)
Additions	5,362	30,920	5,951		42,233
Monetary adjustment	6,969	12,749	2,841		22,559
Ending balance	456,707	234,300	41,056	2,898,202	3,630,265
1)

Amounts arising from lawsuits with probability of loss possible and remote, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination.

	December 31,
	2019
			Civil and	Contingent
	Tax	Labor	environment	liabilities (1)	Total
Beginning balance	296,869	50,869	3,532		351,270
Business combination	139,462	185,157	64,974		389,593
Payments	(34)	(34,794)	(5,532)		(40,360)
Write-off	(3,875)	(55,730)	(13,434)		(73,039)
Additions	46,603	50,521	10,100	2,902,352	3,009,576
Monetary adjustment	13,388	31,116	5,257		49,761
Ending balance	492,413	227,139	64,897	2,902,352	3,686,801
1)

Amounts arising from lawsuits with probability of loss possible and remote, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination.

Schedule of possible losses for which no provision has been recorded

	June 30,	December 31,
	2020	2019
Taxes (1)	6,379,823	7,504,398
Labor	293,904	279,934
Civil and environment (1)	3,395,437	2,995,576
	10,069,164	10,779,908
1)

The amounts above does not include the fair value adjustment allocated to probable contingencies of R$2,865,364, which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination, as presented in note 20.1.1. above.